Fair Value Measurements (Details) - Schedule of change in the fair value of warrant liabilities - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of change in the fair value of warrant liabilities [Line Items]
Fair value, beginning balance
Initial measurement on January 11, 2021		9,954,000
Change in fair value		(1,992,426)
Transfer to Level 1		(4,830,000)
Fair value, ending balance		3,131,574
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of change in the fair value of warrant liabilities [Line Items]
Fair value, beginning balance
Initial measurement on January 11, 2021		3,744,000
Change in fair value		(612,426)
Transfer to Level 1
Fair value, ending balance		3,131,574
Public [Member]
Fair Value Measurements (Details) - Schedule of change in the fair value of warrant liabilities [Line Items]
Fair value, beginning balance
Initial measurement on January 11, 2021		6,210,000
Change in fair value		(1,380,000)
Transfer to Level 1	$ (4,830,000)	(4,830,000)
Fair value, ending balance